Income tax expense - Summary of income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	₩ 6,349,251	₩ 5,583,664	₩ 4,753,871
Income taxes at statutory tax rates	1,735,682	1,530,030	1,301,836
Non-taxable income	(13,902)	(8,417)	(4,932)
Non-deductible expense	16,762	15,975	14,529
Tax credit	(1,233)	(159)	(88)
Others	(120,221)	(66,393)	(55,550)
Income tax expenses	₩ 1,617,088	₩ 1,471,036	₩ 1,255,795
Effective tax rate	25.47%	26.35%	26.42%